SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	3 Months Ended
Mar. 31, 2015
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

Allowance for Doubtful Accounts

(In thousands)		Charges
Description	Balance at Beginning of period	to Costs, Expenses and other	Write-off of Accounts Receivable	Other (1)	Balance at End of Period

Year ended December 31, 2012	$63,098	$11,715	$14,082	$(4,814)	$55,917

Year ended December 31, 2013	$55,917	$20,242	$28,492	$734	$48,401

Year ended December 31, 2014	$48,401	$14,167	$20,368	$(2,502)	$39,698

(1)	Primarily foreign currency adjustments and acquisition and/or divestiture activity.

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

Deferred Tax Asset Valuation Allowance

(In thousands)		Charges
Description	Balance at Beginning of Period	to Costs, Expenses and other (1)	Reversal (2)	Adjustments (3)	Balance at end of Period

Year ended December 31, 2012	$193,052	$14,309	$(21,727)	$(1,948)	$183,686

Year ended December 31, 2013	$183,686	$149,107	$(5)	$(5,165)	$327,623

Year ended December 31, 2014	$327,623	$356,583	$(230)	$(28,318)	$655,658

(1)	During 2012, 2013 and 2014, the Company recorded valuation allowances on deferred tax assets attributable to net operating losses in certain foreign jurisdictions. In addition, during 2013 and 2014 the Company recorded a valuation allowance of $143.5 million and $339.8 million, respectively, on a portion of its deferred tax assets attributable to federal and state net operating loss carryforwards due to the uncertainty of the ability to utilize those losses in future periods.
(2)	During 2012, 2013 and 2014, the Company realized the tax benefits associated with certain foreign deferred tax assets, primarily related to foreign loss carryforwards, on which a valuation allowance was previously recorded. The associated valuation allowance was reversed in the period in which, based on the weight of available evidence, it is more-likely-than-not that the deferred tax asset will be realized.
(3)	During 2012, 2013 and 2014, the Company adjusted certain valuation allowances as a result of changes in tax rates in certain jurisdictions and as a result of the expiration of carryforward periods for net operating loss carryforwards.